SIGNIFICANT ACCOUNTING POLICIES, Equity Accounts (Details)	12 Months Ended
Dec. 31, 2024
Equity accounts [Abstract]
Percentage of legal reserve of net income	5.00%
Percentage of legal reserve on sum of Capital stock and Adjustment to capital stock balances	20.00%